Trading assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Securities
Total	£ 45,974	£ 45,551
Deposits
Total	54,167	53,636
Trading liabilities
Deposits
Repos	29,321	26,902
Collateral received	14,030	15,075
Other deposits	800	1,150
Total deposits	44,151	43,127
Debt securities in issue	307	706
Short positions in financial institution and corporate securities	1,545	1,790
Total short positions	9,709	9,803
Total	54,167	53,636
Trading assets
Loans
Reverse repos	18,245	23,694
Collateral given	7,506	9,141
Other loans	487	762
Total loans	26,238	33,597
Securities
Financial institutions and corporate	4,413	3,563
Total securities	19,736	11,954
Total	45,974	45,551
UK | Trading liabilities
Deposits
Short positions in government securities	2,515	1,893
UK | Trading assets
Securities
Central and local government securities	5,170	2,729
USA | Trading liabilities
Deposits
Short positions in government securities	813	2,071
USA | Trading assets
Securities
Central and local government securities	5,507	2,600
Other | Trading liabilities
Deposits
Short positions in government securities	4,836	4,049
Other | Trading assets
Securities
Central and local government securities	£ 4,646	£ 3,062